Financial instruments (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Notional value
Fair value	6	R$ 10
Fair value hedge gain	R$ 105	282
Weighted exchange rate	R$ 6.17
weighted interest rate	11.79%
Fair value hedges [member] | Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 469	R$ 301